Net Trading and Other Income (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Net Trading and Other Income

	Group
	2017 £m	2016 £m	2015 £m
Net trading and funding of other items by the trading book	205	75	252
Net income from operating lease assets	44	35	46
Net gains on assets designated at fair value through profit or loss	80	253	33
Net (losses)/gains on liabilities designated at fair value through profit or loss	(97)	28	(65)
Net (losses)/gains on derivatives managed with assets/liabilities held at fair value through profit or loss	(17)	(135)	26
Hedge ineffectiveness	5	28	(20)
Net profit on sale of available-for-sale assets	54	115	–
Other	28	44	11
	302	443	283